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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment: [X];       Amendment Number: 2

This Amendment (Check only one):    [X] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management Holdings, L.P.
Address:  9 West 57th Street
          New York, New York 10019

Form 13F File Number: 28- 13438


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cindy Michel
Title:    Vice President
Phone:    212-515-3200

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

/s/ Cindy Michel                New York, New York                March 15, 2013
----------------                ------------------                --------------
  [Signature]                     [City, State]                       [Date]

Report Type (Check only one):

[X] 13F/A HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      13F File Number                     Name
  28-
     --------------------                 -----------------------
  [Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           28
Form 13F Information Table Value Total:   13,042,933
                                        ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

      No.            Form 13F File Number        Name

      1           28-13441                       Apollo Capital Management, L.P.
      2           28-13439                       Apollo Management, L.P.

** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager
*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
          Column 1           Column 2  Column 3   Column 4               Column 5            Column 6 Column 7        Column 8
--------------------------- ---------- --------- ----------  ----------------------------- ---------- -------- ---------------------
                                                                                                                 Voting Authority
                                                                                                               ---------------------
                             Title of               Value      SHRS or     SH/      PUT/   Investment  Other
Name of Issuer                Class      Cusip    (x$1000)     PRN AMT     PRN      CALL   Discretion* Manager Sole   Shared    None
--------------------------- ---------- --------- ----------  ----------- -------- -------- ---------- -------- ---- ----------- ----
Accuride Corp/Old           COM NEW    00439T206      18,640   4,000,000 SH                 DEFINED   1          0    4,000,000  0
American Equity Investment
Life HL                     COM        025676206      22,836   1,963,521 SH                 DEFINED   1          0    1,963,521  0
Apollo Commercial Real
Estate Finance Inc.         COM        03762U105      38,086   2,146,925 SH                 DEFINED   1          0    2,146,925  0
Caesars Entertainment Corp. COM        127686103     180,168  26,495,302 SH                 DEFINED   2          0   26,495,302  0
Charter Communications
Inc**                       CL A NEW   16117M305   2,069,105  27,733,119 SH                 DEFINED   2          0   27,733,119  0
Charter Communications
Inc**                       CL A NEW   16117M305      66,467     930,341 SH                 DEFINED   1          0      930,341  0
Chesapeake Energy Corp      COM        165167107      18,870   1,000,000 SH       PUT       DEFINED   1          0    1,000,000  0
Core-Mark Holding Co Inc    COM        218681104      24,034     499,562 SH                 DEFINED   2          0      499,562  0
Dana Holding Corp           COM        235825205      27,675   2,250,000 SH                 DEFINED   1          0    2,250,000  0
Fairpoint Communications
Inc                         COM NEW    305560302         108      14,251 SH                 DEFINED   1          0       14,251  0
FelCor Lodging Trust Inc    COM        31430F101      27,492   5,799,940 SH                 DEFINED   1          0    5,799,940  0
Fortress Investment Group
LLC                         CL A       34958B106      23,205   5,250,000 SH                 DEFINED   1          0    5,250,000  0
Hewlett-Packard Co          COM        428236103      58,004   3,400,000 SH       PUT       DEFINED   1          0    3,400,000  0
KKR & Co LP                 COM UNITS  48248M102      23,076   1,790,189 SH                 DEFINED   1          0    1,790,189  0
LyondellBasell Industries
NV                          SHS - A -  N53745100   7,610,165 147,312,518 SH                 DEFINED   2          0  147,312,518  0
LyondellBasell Industries
NV                          SHS - A -  N53745100     329,702   6,382,157 SH                 DEFINED   1          0    6,382,157  0
Magnachip Semiconductor
Corp***                     COM        55933J203      29,958   2,051,742 SH                 DEFINED   1          0    2,051,742  0
Metals USA Holdings Corp    COM        59132A104     263,772  19,728,650 SH                 DEFINED   2          0   19,728,650  0
Noranda Aluminum Holdings
Corp.                       COM        65542W107     219,700  32,840,000 SH                 DEFINED   2          0   32,840,000  0
Plains Exploration &
Production Co               COM        726505100      43,091   1,150,000 SH                 DEFINED   1          0    1,150,000  0
Qaulity Distribution        COM        74756M102      42,654   4,611,194 SH                 DEFINED   2          0    4,611,194  0
RELM WIRELESS CORP          COM        759525108         334     188,971 SH                 DEFINED   1          0      188,971
Rexnord Corp.               COM        76169B102   1,139,735  62,554,045 SH                 DEFINED   2          0   62,554,045  0
SemGroup Corp               CL A       81663A105      34,028     923,418 SH                 DEFINED   1          0      923,418  0
SPDR S&P 500 ETF Trust      TR UNIT    78462F103     660,491   4,587,700 SH       PUT       DEFINED   1          0    4,587,700  0
Strategic Hotels & Resorts
Inc                         COM        86272T106      19,694   3,276,938 SH                 DEFINED   1          0    3,276,938  0
Verso Paper Corp.           COM        92531L108      51,625  32,265,502 SH                 DEFINED   2          0   32,265,502  0
Xerium Technologies Inc     COM NEW    98416J118         218      62,311 SH                 DEFINED   1          0       62,311  0